As filed with the Securities and Exchange Commission on November 17, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Country Growth Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Shares	Value
COMMON STOCKS - 84.03%
Consumer Discretionary - 7.08%
Dollar General Corporation	113,000	$2,072,420
Gentex Corporation	152,000	2,644,800
Harley-Davidson, Inc.	21,000	1,017,240
The Home Depot, Inc.	60,000	2,288,400
Jones Apparel Group, Inc.	61,500	1,752,750
Kohl's Corporation (a)	33,000	1,655,940
Target Corporation	31,000	1,609,830
Williams-Sonoma, Inc. (a)	45,500	1,744,925
		14,786,305

Consumer Staples - 12.00%
Altria Group, Inc.	42,000	3,095,820
The Coca-Cola Company	52,000	2,245,880
CVS Corporation	76,000	2,204,760
Kimberly-Clark Corporation	54,000	3,214,620
McCormick & Company	60,000	1,957,800
The Procter & Gamble Company	63,200	3,757,872
Sara Lee Corporation	110,000	2,084,500
Sysco Corporation	54,000	1,693,980
Unilever NV - ADR	26,000	1,857,700
Wal-Mart Stores, Inc.	67,000	2,935,940
		25,048,872

Energy - 11.94%
Apache Corporation	50,000	3,761,000
ChevronTexaco Corp.	47,000	3,042,310
ConocoPhillips	56,000	3,914,960
Diamond Offshore Drilling, Inc.	58,000	3,552,500
Exxon Mobil Corporation	65,000	4,130,100
Halliburton Company	57,000	3,905,640
Schlumberger Limited	31,100	2,624,218
		24,930,728

Financials - 11.56%
ACE Limited	54,000	2,541,780
American Express Company	44,000	2,527,360
American International Group, Inc.	50,000	3,098,000
The Bank of New York Company, Inc.	57,000	1,676,370
Citigroup Inc.	98,000	4,460,960
JPMorgan Chase & Co.	75,000	2,544,750
MBNA Corporation	67,000	1,650,880
Washington Mutual, Inc.	62,000	2,431,640
Wells Fargo & Company	54,500	3,192,065
		24,123,805

Health Care - 12.49%
Abbott Laboratories	62,000	2,628,800
Amgen Inc. (a)	29,600	2,358,232
Baxter International Inc.	65,200	2,599,524
Boston Scientific Corporation (a)	63,000	1,472,310
Bristol-Myers Squibb Company	71,200	1,713,072
Forest Laboratories, Inc. (a)	46,500	1,812,105
Johnson & Johnson	56,000	3,543,680
Medco Health Solutions, Inc. (a)	59,200	3,245,936
Medtronic, Inc.	34,000	1,823,080
Pfizer Inc.	125,900	3,143,723
Quest Diagnostics Incorporated	34,000	1,718,360
		26,058,822

Industrials - 10.25%
3M Co.	23,700	1,738,632
American Power Conversion Corporation	94,000	2,434,600
Caterpillar Inc.	65,000	3,818,750
Emerson Electric Co.	27,500	1,974,500
FedEx Corp.	24,300	2,117,259
General Electric Company	165,000	5,555,550
Masco Corporation	66,500	2,040,220
Rockwell Automation, Inc.	32,400	1,713,960
		21,393,471

Information Technology - 11.46%
Analog Devices, Inc.	36,000	1,337,040
Avid Technology, Inc. (a)	43,500	1,800,900
CANON INC. - ADR	40,000	2,170,400
Cisco Systems, Inc. (a)	113,800	2,040,434
Intel Corporation	105,000	2,588,250
International Business Machines Corporation	22,000	1,764,840
International Rectifier Corporation (a)	48,200	2,172,856
Microsoft Corporation	155,000	3,988,150
Nokia Oyj - ADR	147,000	2,485,770
QUALCOMM Inc.	46,000	2,058,500
Symantec Corporation (a)	66,500	1,506,890
		23,914,030

Materials - 2.57%
Alcoa Inc.	89,000	2,173,380
Newmont Mining Corporation	67,500	3,183,975
		5,357,355

Telecommunication Services - 2.26%
ALLTEL Corporation	40,500	2,636,955
Verizon Communications Inc.	63,500	2,075,815
		4,712,770

Utilities - 2.42%
Duke Energy Corporation	56,000	1,633,520
Nicor Inc.	42,000	1,765,260
Progress Energy, Inc.	37,000	1,655,750
		5,054,530
TOTAL COMMON STOCKS (Cost $120,219,702)		$175,380,688

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 15.93%
Commercial Paper - 8.51%
American Express Company
3.740%, 10/13/2005	$500,000	$499,377
3.750%, 10/19/2005	2,500,000	2,495,312
American General Finance Corporation
3.730%, 10/21/2005	3,000,000	2,993,783
Household Finance Corporation
3.720%, 10/27/2005	3,000,000	2,991,940
Lasalle Bank Corporation
3.710%, 11/07/2005	3,000,000	2,988,561
Prudential Funding Corporation
3.350%, 10/11/2005	1,202,000	1,200,881
3.740%, 11/21/2005	1,600,000	1,591,523
Toyota Motor Credit Corporation
3.720%, 10/19/2005	3,000,000	2,994,420
		17,755,797

U.S. Government Agency Obligations - 4.77% (b)
Federal Home Loan Bank
3.620%, 10/14/2005	3,000,000	2,996,078
Federal Home Loan Mortgage Corporation
3.510%, 11/10/2005	1,000,000	996,100
3.630%, 11/21/2005	3,000,000	2,984,573
Federal National Mortgage Association
3.720%, 12/21/2005	3,000,000	2,974,890
		9,951,641

	Shares
Money Market Funds - 2.65%
Harris Insight Money Market Fund	3,000,000	3,000,000
Janus Money Market Fund	2,533,668	2,533,668
		5,533,668

TOTAL SHORT TERM INVESTMENTS (Cost $33,241,106)		$33,241,106

Total Investments (Cost $153,460,808) - 99.96%		$208,621,794
Other Assets in Excess of Liabilities - 0.04%		82,016
TOTAL NET ASSETS - 100.00%		$208,703,810

Footnotes

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non-Income producing security.
(b)	The obligations of certain U.S. Government -sponsored entities are neither issued nor guaranteed by the United States Treasury.

Country Balanced Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Shares	Value
COMMON STOCKS - 61.52%
Consumer Discretionary - 5.24%
Dollar General Corporation	7,500	$137,550
Gentex Corporation	12,000	208,800
Harley-Davidson, Inc.	3,000	145,320
The Home Depot, Inc.	5,300	202,142
Jones Apparel Group, Inc.	4,900	139,650
Kohl's Corporation (a)	3,200	160,576
Target Corporation	3,600	186,948
Williams-Sonoma, Inc. (a)	3,000	115,050
		1,296,036

Consumer Staples - 8.11%
Altria Group, Inc.	3,500	257,985
The Coca-Cola Company	4,500	194,355
CVS Corporation	8,000	232,080
Kimberly-Clark Corporation	4,200	250,026
McCormick & Company	4,700	153,361
The Procter & Gamble Company	5,000	297,300
Sara Lee Corporation	9,200	174,340
Sysco Corporation	5,200	163,124
Wal-Mart Stores, Inc.	6,500	284,830
		2,007,401

Energy - 8.43%
Apache Corporation	4,500	338,490
ConocoPhillips	5,500	384,505
Diamond Offshore Drilling, Inc.	4,800	294,000
Exxon Mobil Corporation	5,300	336,762
Halliburton Company	7,000	479,640
Schlumberger Limited	3,000	253,140
		2,086,537

Financials - 8.98%
ACE Limited	5,000	235,350
American Express Company	3,400	195,296
American International Group, Inc.	4,000	247,840
Bank of America Corporation	5,110	215,131
The Bank of New York Company, Inc.	6,700	197,047
Citigroup Inc.	7,300	332,296
JPMorgan Chase & Co.	4,620	156,757
MBNA Corporation	7,000	172,480
Washington Mutual, Inc.	4,500	176,490
Wells Fargo & Company	5,000	292,850
		2,221,537

Health Care - 8.69%
Abbott Laboratories	5,200	220,480
Amgen Inc. (a)	2,300	183,241
Baxter International Inc.	4,300	171,441
Boston Scientific Corporation (a)	5,100	119,187
Bristol-Myers Squibb Company	6,400	153,984
Forest Laboratories, Inc. (a)	3,200	124,704
Johnson & Johnson	5,000	316,400
Medco Health Solutions, Inc. (a)	4,500	246,735
Medtronic, Inc.	2,800	150,136
Pfizer Inc.	10,500	262,185
Quest Diagnostics Incorporated	4,000	202,160
		2,150,653

Industrials - 7.22%
3M Co.	3,000	220,080
American Power Conversion Corporation	8,000	207,200
Caterpillar Inc.	4,400	258,500
Emerson Electric Co.	2,800	201,040
FedEx Corp.	1,800	156,834
General Electric Company	13,000	437,710
Masco Corporation	5,000	153,400
Rockwell Automation, Inc.	2,900	153,410
		1,788,174

Information Technology - 9.39%
Avid Technology, Inc. (a)	4,000	165,600
CANON INC. - ADR	3,500	189,910
Cisco Systems, Inc. (a)	11,800	211,574
First Data Corporation	5,500	220,000
Intel Corporation	10,500	258,825
International Business Machines Corporation	2,400	192,528
International Rectifier Corporation (a)	5,000	225,400
Microsoft Corporation	15,000	385,950
Nokia Oyj - ADR	12,000	202,920
QUALCOMM Inc.	3,000	134,250
Symantec Corporation (a)	6,000	135,960
		2,322,917

Materials - 1.74%
Alcoa Inc.	8,000	195,360
Newmont Mining Corporation	5,000	235,850
		431,210

Telecommunication Services - 1.53%
ALLTEL Corporation	3,000	195,330
Verizon Communications Inc.	5,622	183,783
		379,113

Utilities - 2.19%
Duke Energy Corporation	8,000	233,360
Nicor Inc.	3,500	147,105
Progress Energy, Inc.	3,600	161,100
		541,565
TOTAL COMMON STOCKS (Cost $10,800,219)		$15,225,143

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.50%
Chemical Master Credit Card Trust 1
5.980%, 09/15/2008	$200,000	200,972
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	150,000	143,244
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	223,833	223,340
Green Tree Financial Corporation
6.870%, 01/15/2029	49,120	51,151
TOTAL ASSET BACKED SECURITIES (Cost $606,359)		$618,707

CORPORATE BONDS - 4.26%
Financials - 2.40%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $149,681) (b)	150,000	149,147
Citicorp
7.200%, 06/15/2007	100,000	104,310
General Electric Capital Corporation
3.000%, 06/27/2018 (d)	250,000	226,478
Inter-American Development Bank
8.875%, 06/01/2009	100,000	114,099
		594,034

Industrials - 0.41%
General Electric Company
5.000%, 02/01/2013	100,000	100,831

Telephone Utility - 1.45%
BellSouth Capital Funding Corporation
6.040%, 11/15/2026	200,000	205,318
GTE South, Inc.
6.000%, 02/15/2008	150,000	153,361
		$358,679
TOTAL CORPORATE BONDS (Cost $1,044,332)		$1,053,544

MORTGAGE BACKED SECURITIES - 11.98%
Federal Home Loan Bank
4.840%, 01/25/2012	91,352	90,895
Federal Home Loan Mortgage Corp.
10.150%, 04/15/2006	1	1
6.000%, 12/15/2008	53,401	53,835
4.000%, 11/15/2018	300,000	277,719
5.000%, 11/15/2018	125,000	124,644
5.000%, 10/15/2031	150,000	147,827
Federal National Mortgage Association
5.000%, 02/01/2014	345,423	346,789
4.500%, 06/25/2018	200,000	193,246
5.500%, 09/01/2025	99,604	100,182
5.500%, 02/01/2033	132,625	132,696
6.500%, 02/25/2044	115,059	117,853
6.500%, 05/25/2044	99,384	102,464
Government National Mortgage Association
9.500%, 06/15/2009	773	823
9.500%, 08/15/2009	511	544
4.500%, 05/20/2014	80,769	80,283
9.000%, 07/15/2016	7,593	8,252
4.116%, 03/16/2019	96,856	95,146
6.500%, 07/15/2029	18,913	19,711
6.000%, 06/15/2031	112,406	115,169
6.000%, 02/15/2032	61,925	63,442
Morgan Stanley Dean Witter Capital I
5.740%, 12/15/2035	200,000	208,743
Mortgage IT Trust
4.250%, 02/25/2035	91,656	89,823
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034	68,681	69,874
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	250,000	244,980
5.411%, 07/15/2041	200,000	204,333
Wells Fargo Mortgage Backed Securities Trust
4.452%, 10/25/2033	78,466	76,014
TOTAL MORTGAGE BACKED SECURITIES (Cost $2,970,124)		$2,965,288

U.S. GOVERNMENT AGENCY ISSUES - 6.70% (c)
Federal Home Loan Bank:
2.750%, 04/05/2007 (d)	150,000	146,453
3.000%, 03/30/2011 (d)	150,000	150,803
4.000%, 07/02/2015 (d)	200,000	193,383
4.250%, 06/19/2018 (d)	100,000	96,217
4.000%, 06/26/2018 (d)	150,000	144,029
4.250%, 06/26/2018 (d)	100,000	96,185
4.250%, 07/17/2018 (d)	150,000	141,998
4.250%, 07/23/2018 (d)	200,000	189,292
Federal Home Loan Mortgage Corp.
6.250%, 03/05/2012	300,000	307,141
New Valley Generation IV
4.687%, 01/15/2022	192,122	191,576
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,634,619)		$1,657,077

U.S. TREASURY OBLIGATIONS - 9.00%
U.S. Treasury Bond - 0.51%
7.500%, 11/15/2016	100,000	126,570

U.S. Treasury Inflation Index Bond - 0.67%
2.375%, 01/15/2025	154,775	165,585

U.S. Treasury Inflation Index Notes - 1.62%
3.375%, 01/15/2012	109,536	121,303
3.000%, 07/15/2012	108,174	117,715
1.875%, 07/15/2013	158,847	160,982
		400,000

U.S. Treasury Notes - 6.20%
6.875%, 05/15/2006	200,000	203,390
3.125%, 05/15/2007	150,000	147,539
2.750%, 08/15/2007	100,000	97,477
2.625%, 05/15/2008	100,000	96,164
4.125%, 08/15/2008	300,000	299,555
3.875%, 05/15/2009	250,000	247,265
3.875%, 07/15/2010	100,000	98,480
4.250%, 11/15/2013	150,000	149,350
4.125%, 05/15/2015	200,000	196,555
		1,535,775
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,226,907)		$2,227,930

SHORT TERM INVESTMENTS - 5.57%
	Shares
Money Market Funds - 5.57%
Federated Prime Obligations Fund	129,608	129,607
Janus Money Market Fund	1,250,000	1,250,000
		1,379,607
TOTAL SHORT TERM INVESTMENTS (Cost $1,379,607)		$1,379,607

Total Investments (Cost $20,662,167) - 101.53%		$25,127,296
Liabilities in Excess of Other Assets - (1.53)%		(378,962)
TOTAL NET ASSETS - 100.00%		$24,748,334

Footnotes

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non-Income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	The obligations of certain U.S. Government -sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Variable rate security. The rate shown is in effect on September 30, 2005.

Country Tax Exempt Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 95.87%
Alabama - 1.97%
Alabama State Public School and College Authority Revenue Bond
5.000%, 02/01/2008	$250,000	$260,632

Arizona - 8.13%
Maricopa County Elementary School District No 3-Tempe Elementary AZ Unlimited General Obligation
5.000%, 07/01/2012	500,000	544,730
Maricopa County School District No 11-Peoria University AZ Unlimited General Obligation
5.000%, 07/01/2009	500,000	531,565
		1,076,295

California - 5.51%
California State Economic Development Unlimited General Obligation Series A
5.000%, 07/01/2010	400,000	431,308
City Of Fresno, California Sewer System Revenue Bond
6.250%, 09/01/2014	250,000	297,775
		729,083

Colorado - 4.11%
Arapahoe County, School District No 5 Cherry Creek Colorado Unlimited General Obligation
5.500%, 12/15/2009	500,000	544,135

Florida - 7.97%
Broward Country, Florida, Resource Recovery Revenue Bond
5.375%, 12/01/2010	750,000	793,950
Seacoast, Florida Utilities Authority Water and Sewer Utility Revenue Bond
5.000%, 03/01/2008	250,000	261,145
		1,055,095

Georgia - 4.55%
Atlanta, Georgia Airport Revenue Bond Series A
5.750%, 01/01/2011	250,000	274,293
De Kalb County, Georgia Unlimited General Obligation
5.000%, 12/01/2011	300,000	327,108
		601,401
Illinois - 9.53%
Illinois State Toll Highway Authority Revenue Bond
5.500%, 01/01/2013	250,000	278,885
Illinois State Unlimited General Obligation
5.750%, 06/01/2012	255,000	281,737
Northwest Suburban Municipal Joint Action Water Agency IL Contract Revenue Bond
6.450%, 05/01/2007	400,000	420,972
Regional Transportation Authority IL Limited General Obligation
5.750%, 06/01/2011	250,000	279,572
		1,261,166
Indiana - 4.25%
Indiana University Trustee Revenue Bond, Student Fees
5.700%, 08/01/2010	550,000	562,133

Michigan - 8.97%
Michigan State Building Authority State Police Commission Revenue Bond
5.250%, 10/01/2010	600,000	652,542
Michigan State Hospital Financing Authority Ascension Health Credit Revenue Bond Series A
5.000%, 11/01/2011	500,000	534,555
		1,187,097
Missouri - 2.76%
Missouri State Health & Educational Facilities Authority Revenue Bond
6.000%, 05/15/2007	350,000	364,987

New Jersey - 0.83%
Ocean Country, NJ Revenue Bond
5.000%, 11/01/2014	100,000	109,281

New York - 7.27%
New York City Industrial Development Agency Civic Facility Revenue Bond
5.000%, 11/15/2007	250,000	260,342
New York State Dorm Authority Revenue Bond
5.500%, 03/15/2012	630,000	701,335
		961,677

North Carolina - 2.03%
North Carolina Eastern Municipal Power Agency System Revenue Bond
7.000%, 01/01/2008	250,000	268,723

Tennessee - 5.68%
Montgomery Country Tennessee Unlimited General Obligation
4.750%, 05/01/2013	700,000	752,045

Texas - 15.35%
Alvarado, Texas Independent School District Unlimited General Obligation
6.800%, 02/15/2010	420,000	476,679
Houston, Texas Utility System Revenue Bond
5.250%, 05/15/2010	500,000	539,660
Klein, Texas Independent School District Unlimited General Obligation Bond
4.000%, 08/01/2014	500,000	505,440
United Independent School District, TX Unlimited General Obligation
6.700%, 08/15/2008	465,000	508,710
		2,030,489
Utah - 4.11%
Iron County, Utah School District Unlimited General Obligation
5.500%, 01/15/2010	500,000	543,195

Wisconsin - 2.85%
Wisconsin Housing & Economic Development Authority Revenue Bond
4.350%, 11/01/2009	370,000	377,345
TOTAL MUNICIPAL BONDS (Cost $12,485,530)		$12,684,779

SHORT TERM INVESTMENTS - 2.93%
	Shares
Money Market Funds - 2.93%
Vanguard Tax-Exempt Money Market Fund	388,066	388,066
TOTAL SHORT TERM INVESTMENTS (Cost $388,066)		$388,066

Total Investments (Cost $12,873,596) - 98.80%		$13,072,845
Other Assets in Excess of Liabilities - 1.20%		158,938
TOTAL NET ASSETS - 100.00%		$13,231,783

Percentages are stated as a percent of net assets.

Country Short Term Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 6.35%
AmeriCredit Automobile Receivables Trust
4.610%, 01/06/2009	$189,587	$189,875
3.480%, 05/06/2010	500,000	494,547
Atlantic City Electric Transition Funding, LLC
2.890%, 07/20/2010	337,609	330,342
Bank One Issuance Trust
3.798%, 10/15/2009 (b)	500,000	500,155
Chase Funding Mortgage Loan
4.515%, 02/25/2014	400,000	392,939
New Century Home Equity Loan Trust
3.560%, 11/25/2033	334,387	334,387
Residential Asset Securities Corporation
3.250%, 12/25/2028	490,928	490,928
Structured Asset Securities Corporation
5.540%, 11/25/2032	400,000	397,480
TXU Electric Delivery Transition Bond Company LLC
3.520%, 11/15/2011	306,810	300,615
TOTAL ASSET BACKED SECURITIES (Cost $3,473,907)		$3,431,268

CORPORATE BONDS - 15.33%
American Honda Finance Corporation
2.875%, 04/03/2006 (Acquired 03/21/2003, Cost $500,000) (a)	500,000	496,133
Baltimore Gas and Electric Company
6.730%, 06/12/2012	300,000	324,893
Bank One Corporation
4.036%, 02/27/2006 (b)	500,000	500,464
Caterpillar Financial Services Corporation
4.750%, 05/15/2006	400,000	399,128
Central Telephone Company
7.040%, 09/21/2007	500,000	517,577
Comcast Cable Communications, Inc.
8.375%, 05/01/2007	500,000	527,546
FPL Group Capital Inc.
4.086%, 02/16/2007	450,000	447,041
Gannett Co., Inc.
4.125%, 06/15/2008	400,000	395,064
General Motors Acceptance Corporation
5.625%, 05/15/2009	400,000	366,707
GTE South, Inc.
6.000%, 02/15/2008	500,000	511,203
Marshall & Ilsley Bank
2.900%, 08/18/2009	218,182	209,795
Merrill Lynch & Co., Inc.
3.330%, 03/12/2007 (b)	1,000,000	997,190
Rowan Companies, Inc.
5.880%, 03/15/2012	915,000	946,586
U.S. Central Credit Union
2.700%, 09/30/2009	409,091	389,823
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $82,344) (a)	330,927	325,460
USAA Capital Corporation
3.130%, 12/15/2005 (Acquired 12/05/2002, Cost $400,000) (a)	400,000	399,312
Wisconsin Bell, Inc.
6.350%, 12/01/2026	500,000	533,918
TOTAL CORPORATE BONDS (Cost $8,368,607)		$8,287,840
MORTGAGE BACKED SECURITIES - 37.22%
Deutsche Mortgage Securities, Inc.
5.022%, 06/26/2035	700,000	698,880
Federal Home Loan Bank
4.840%, 01/25/2012	365,408	363,581
4.720%, 09/20/2012	500,000	494,200
Federal Home Loan Mortgage Corp.
5.500%, 12/15/2005	53,053	52,989
3.247%, 11/15/2008	500,000	484,509
5.500%, 03/01/2009	115,313	116,856
2.478%, 05/15/2010	486,719	478,896
6.000%, 11/15/2011	323,818	325,097
6.900%, 03/15/2013	238,147	240,211
4.500%, 05/01/2013	872,250	855,199
5.500%, 10/01/2014	167,279	170,045
5.000%, 03/01/2015	445,733	445,558
6.500%, 03/01/2015	168,178	173,751
Federal National Mortgage Association
6.500%, 03/01/2008	98,410	102,134
5.000%, 03/01/2010	171,026	171,929
5.000%, 03/01/2013	257,643	258,662
4.500%, 04/01/2013	283,810	280,498
5.000%, 04/01/2013	222,626	223,506
5.000%, 05/01/2013	409,460	411,079
5.500%, 06/01/2013	190,603	193,680
4.500%, 09/01/2013	339,460	335,502
5.500%, 10/01/2013	452,045	459,342
5.000%, 02/01/2014	518,134	520,183
3.500%, 02/25/2015	216,360	213,747
6.500%, 05/01/2019	153,396	159,300
4.544%, 01/01/2020	450,555	446,349
4.207%, 05/01/2034	406,393	397,440
6.500%, 02/25/2044	287,647	294,632
6.500%, 05/25/2044	331,278	341,545
First Nationwide Trust
6.750%, 10/21/2031	274,236	275,358
First Union National Bank Commercial Mortgage
6.180%, 08/15/2033	410,188	416,646
GE Capital Commercial Mortgage Corporation
5.033%, 12/10/2035	466,086	467,732
4.706%, 05/10/2043	500,000	496,950
Government National Mortgage Association
4.104%, 03/16/2018	810,160	797,837
4.116%, 03/16/2019	484,278	475,731
4.031%, 01/16/2021	683,777	669,275
4.130%, 02/16/2027	728,864	715,245
GS Mortgage Securities Corporation II
6.620%, 10/18/2030	250,000	260,652
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	403,028	413,995
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	430,374	421,296
Master Alternative Loan Trust
5.000%, 06/25/2015	479,632	477,377
Mortgage IT Trust
4.250%, 02/25/2035 (b)	412,451	404,202
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034	377,747	384,306
Salomon Brothers Mortgage Securities VII
3.222%, 03/18/2036	214,496	211,673
6.168%, 11/13/2036	465,000	481,127
Small Business Administration Participation Certificates
3.530%, 05/01/2013	454,578	442,607
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/2035	330,945	321,618
Washington Mutual
4.138%, 01/25/2033	439,008	435,893
3.177%, 09/25/2033	530,856	524,085
4.846%, 10/25/2035	492,043	489,090
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	400,000	399,770
4.452%, 10/25/2033	451,178	437,079
TOTAL MORTGAGE BACKED SECURITIES (Cost $20,449,522)		$20,128,844

U.S. GOVERNMENT AGENCY ISSUES - 14.46% (c)
Federal Home Loan Bank
2.750%, 04/05/2007 (b)	700,000	683,449
3.250%, 07/28/2009 (b)	600,000	592,728
3.250%, 11/27/2009 (b)	1,000,000	984,332
3.000%, 03/30/2011 (b)	750,000	754,015
3.500%, 01/30/2014 (b)	700,000	692,119
4.000%, 02/27/2014 (b)	700,000	693,076
Federal Home Loan Mortgage Corp.
2.375%, 02/15/2007	500,000	486,941
Federal National Mortgage Association
3.125%, 07/15/2006	500,000	495,428
Overseas Private Investment Company
2.410%, 06/15/2009	599,142	591,137
3.420%, 01/15/2015	336,656	317,478
Private Export Funding
7.650%, 05/15/2006	1,500,000	1,530,343
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,815,671)		$7,821,046

U.S. TREASURY OBLIGATIONS - 12.18%
U.S. Treasury Notes - 12.18%
1.875%, 12/31/2005	2,750,000	2,738,076
2.375%, 08/31/2006	2,000,000	1,969,296
3.375%, 02/28/2007	750,000	741,797
3.750%, 05/15/2008	500,000	494,649
4.125%, 08/15/2008	400,000	399,406
3.125%, 09/15/2008	250,000	242,695
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,616,082)		$6,585,919

SHORT TERM INVESTMENTS - 17.61%
Commercial Paper - 7.57%
American Express Company
3.750%, 10/19/2005	500,000	499,062
3.730%, 10/25/2005	500,000	498,757
Household Finance Corporation
3.720%, 10/27/2005	1,000,000	997,313
LaSalle Bank Corporation
3.735%, 10/19/2005	1,600,000	1,597,012
Toyota Motor Credit Corporation
3.700%, 10/20/2005	500,000	499,024
		$4,091,168

	Shares
Money Market Funds - 10.04%
Federated Prime Obligations Fund	2,550,000	2,550,000
Harris Insight Money Market Fund	331,352	331,352
Janus Money Market Fund	2,550,000	2,550,000
		$5,431,352

TOTAL SHORT TERM INVESTMENTS (Cost $9,522,520)		$9,522,520

Total Investments (Cost $56,246,309) - 103.15%		$55,777,437
Liabilities in Excess of Other Assets - (3.15)%		(1,701,903)
TOTAL NET ASSETS - 100.00%		$54,075,534

Footnotes

Percentages are stated as a percent of net assets.
(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate shown is in effect on September 30, 2005.
(c)	The obligations of certain U.S. Government -sponsored entities are neither issued nor guaranteed by the United States Treasury.

Country Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.28%
California Infrastructure PG&E-1
6.420%, 09/25/2008	$296,116	$299,579
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	190,992
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	447,666	446,681
Green Tree Financial Corporation
6.870%, 01/15/2029	98,240	102,302
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	394,038
TXU Electric Delivery Transition Bond Company LLC
3.520%, 11/15/2011	219,150	214,725
TOTAL ASSET BACKED SECURITIES (Cost $1,638,890)		$1,648,317

CORPORATE BONDS - 22.94%
American General Finance Corporation
5.750%, 03/15/2007	400,000	405,530
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $149,681) (a)	300,000	298,294
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 05/18/2005 through 05/20/2005, Cost $129,758) (a)	250,000	245,433
Baltimore Gas and Electric Company
6.730%, 06/12/2012	350,000	379,042
Bank of America Corporation
6.975%, 03/07/2037	250,000	299,021
Bank One Corporation
4.036%, 02/27/2006 (b)	500,000	500,464
Canadian National Railway Company
6.450%, 07/15/2036 (b)	400,000	405,702
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	318,242
Citicorp
7.200%, 06/15/2007	250,000	260,776
CSX Corporation
6.420%, 06/15/2010	250,000	265,608
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	654,859
Daimler-Chrysler NA Holding Co.
4.750%, 01/15/2008	250,000	248,683
Delta Air Lines, Inc.
6.417%, 01/02/2014	200,000	201,898
6.718%, 07/02/2024	166,152	170,160
FedEx Corp.
6.720%, 07/15/2023	329,679	361,477
Florida Power Corporation
4.800%, 03/01/2013	300,000	296,530
Ford Motor Credit Company
7.200%, 06/15/2007	300,000	301,717
General Electric Capital Corporation
6.500%, 11/01/2006	300,000	305,993
3.000%, 06/27/2018 (b)	400,000	362,365
General Electric Company
5.000%, 02/01/2013	300,000	302,494
General Motors Acceptance Corporation
6.750%, 01/15/2006	500,000	502,614
GTE South, Inc.
6.125%, 06/15/2007	200,000	203,806
6.000%, 02/15/2008	400,000	408,963
Halliburton Company
6.750%, 02/01/2027	100,000	112,678
Madison Gas & Electric
6.020%, 09/15/2008	300,000	309,252
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	214,402
Northwest Airlines Inc.
7.935%, 10/01/2020	546,183	547,626
Perforadora Centrale
5.240%, 12/15/2018	360,005	369,577
Province of Ontario
5.500%, 10/01/2008	400,000	412,828
Suntrust Capital II
7.900%, 06/15/2027	200,000	215,865
Union Pacific Railroad Company
6.630%, 01/27/2022	390,820	433,016
Vessel Management Services inc.
4.960%, 11/15/2027	360,000	360,284
Wisconsin Bell, Inc.
6.350%, 12/01/2026	800,000	854,268
TOTAL CORPORATE BONDS (Cost $11,235,495)		$11,529,467

MORTGAGE BACKED SECURITIES - 29.60%
Federal Home Loan Bank
4.840%, 01/25/2012	365,408	363,581
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	213,381	222,791
6.500%, 03/01/2015	168,178	173,751
5.000%, 11/15/2018	600,000	598,293
6.500%, 10/01/2029	280,109	289,030
5.000%, 10/15/2031	400,000	394,207
Federal National Mortgage Association
5.000%, 02/01/2014	621,761	624,220
4.500%, 06/25/2018	1,250,000	1,207,786
5.500%, 09/01/2025	647,425	651,184
5.500%, 02/01/2033	331,563	331,741
6.500%, 02/25/2044	287,647	294,632
6.500%, 05/25/2044	331,278	341,545
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	500,000	496,950
Government National Mortgage Association
4.500%, 05/20/2014	323,075	321,130
4.104%, 03/16/2018	486,096	478,702
4.116%, 03/16/2019	484,278	475,731
4.031%, 01/16/2021	586,094	573,664
6.500%, 04/15/2026	183,724	191,619
8.000%, 07/15/2026	100,366	107,606
6.500%, 07/15/2029	107,243	111,765
7.500%, 11/15/2029	103,412	109,862
6.000%, 06/15/2031	899,135	921,240
6.000%, 02/15/2032	144,491	148,031
5.000%, 01/15/2033	1,329,408	1,317,635
4.920%, 05/16/2034	600,000	598,346
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	400,000	439,952
JP Morgan Commercial Mortgage Finance Corp.
7.088%, 09/15/2029	323,017	331,794
5.050%, 12/12/2034	300,000	301,763
Morgan Stanley Capital I
6.760%, 03/15/2032	82,669	84,538
Mortgage IT Trust
4.250%, 02/25/2035 (b)	412,451	404,202
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034	175,017	179,556
6.500%, 10/25/2034	274,725	279,495
Small Business Administration Participation Certificates
4.640%, 05/01/2023	614,282	609,634
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	208,032
Wachovia Bank Commercial Mortgage Trust
5.411%, 07/15/2041	250,000	255,416
Wells Fargo Mortgage Backed Securities Trust
4.452%, 10/25/2033	451,178	437,079
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,875,711)		$14,876,503

MUNICIPAL BONDS - 1.17%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	505,665
Wisconsin State Unlimited General Obligation
6.550%, 11/01/2005	80,000	79,445
TOTAL MUNICIPAL BONDS (Cost $581,374)		$585,110

U.S. GOVERNMENT AGENCY ISSUES - 14.96% (c)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	546,875
Federal Home Loan Bank
3.250%, 07/28/2009 (b)	400,000	395,152
3.250%, 11/27/2009 (b)	500,000	492,166
3.250%, 07/09/2013 (b)	250,000	240,628
3.500%, 01/30/2014 (b)	300,000	296,622
4.000%, 07/02/2015 (b)	1,100,000	1,063,605
4.000%, 12/30/2015 (b)	200,000	191,491
4.000%, 03/30/2016 (b)	150,000	145,997
4.250%, 06/19/2018 (b)	300,000	288,650
4.000%, 06/26/2018 (b)	775,000	743,625
4.250%, 06/26/2018 (b)	600,000	577,109
4.000%, 07/09/2018 (b)	200,000	188,852
4.250%, 07/17/2018 (b)	350,000	331,328
Federal Home loan Mortgage Corp.
6.250%, 03/05/2012	800,000	819,042
Federal National Mortgage Association
3.125%, 07/15/2006	300,000	297,257
4.750%, 02/21/2013	300,000	297,928
New Valley Generation IV
4.687%, 01/15/2022	336,214	335,258
5.685%, 05/15/2012	250,000	265,657
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,366,890)		$7,517,242

U.S. TREASURY OBLIGATIONS - 15.93%
United States Treasury Bond - 0.89%
5.375%, 02/15/2031	400,000	448,125

U.S. Treasury Notes - 9.17%
3.375%, 02/15/2008	500,000	490,976
4.125%, 08/15/2008	400,000	399,406
3.875%, 05/15/2009	500,000	494,531
3.500%, 02/15/2010	500,000	485,684
4.000%, 03/15/2010	300,000	297,328
3.875%, 07/15/2010	500,000	492,403
2.000%, 01/15/2014	368,417	376,087
4.250%, 11/15/2014	300,000	297,856
4.000%, 02/15/2015	200,000	194,688
4.125%, 05/15/2015	1,100,000	1,081,050
		4,610,009

U.S. Treasury Inflation Index Bond - 2.42%
2.375%, 01/15/2025	1,135,013	1,214,287

U.S. Treasury Inflation Index Notes - 3.45%
3.000%, 07/15/2012	1,298,088	1,412,583
1.875%, 07/15/2013	317,694	321,963
		1,734,546
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,032,176)		$8,006,967

SHORT TERM INVESTMENTS - 12.35%
Commercial Paper - 2.59%
American Express Company
3.730%, 10/25/2005	400,000	399,005
LaSalle Bank Corporation
3.735%, 10/19/2005	905,000	903,310
		$1,302,315

	Shares
Money Market Funds - 9.76%
Federated Prime Obligations Fund	2,405,881	2,405,881
Janus Money Market Fund	2,500,000	2,500,000
		$4,905,881
TOTAL SHORT TERM INVESTMENTS (Cost $6,208,196)		$6,208,196

Total Investments (Cost $49,938,732) - 100.23%		$50,371,802
Liabilities in Excess of Other Assets - (0.23)%		(116,375)
TOTAL NET ASSETS - 100.00%		$50,255,427

Footnotes

Percentages are stated as a percent of net assets.
(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate shown is in effect on September 30, 2005.
(c)	The obligations of certain U.S. Government -sponsored entities are neither issued nor guaranteed by the United States Treasury.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title)_ /s/ Philip T. Nelson
Philip T. Nelson, President

Date 11/16/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date 11/16/05

By (Signature and Title) /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date 11/16/05